As filed with the Securities and Exchange Commission on May 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31,  2011

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2011 (Unaudited)

Shares	Common Stocks - 99.1%	Value

	Biomass: 1.7%
90,387	Boralex, Inc.*	$787,798

	Efficiency: 7.9%
146,000	Applied Intellectual Capital Ltd.*†^	-
760,987	Carmanah Technologies Corp.*†	416,012
27,000	Itron, Inc. *	1,523,880
4,445,888	Thermal Energy International, Inc.*†	229,288
53,700	WaterFurnace Renewable Energy, Inc.	1,349,285
		3,518,465

	Geothermal: 3.2%
56,119	Ormat Technologies, Inc.	1,421,494

	Hydro: 6.3%
69,453	Cia Energetica de Minas Gerais ADR	1,338,359
33,800	Verbund AG	1,501,701
		2,840,060

	Solar: 46.1%
200,500	JA Solar Holdings Co., Ltd.*	1,403,500
122,200	LDK Solar Co., Ltd. - ADR*	1,495,728
103,480	MEMC Electronic Materials, Inc.*	1,341,101
43,000	Phoenix Solar AG	1,461,325
160,000	Power-One Inc.*	1,400,000
1,370,001	PV Crystalox Solar PLC	1,203,278
148,900	Renesola Ltd. - ADR*	1,570,895
490,324	Renewable Energy Corp. ASA*	1,720,933
12,500	SMA Solar Technology AG	1,566,707
74,900	STR Holdings, Inc.*	1,436,582
90,020	SunPower Corp. - Class B *	1,500,633
156,391	Suntech Power Holdings Co., Ltd. - ADR*	1,542,015
50,400	Trina Solar Ltd. - ADR*	1,518,048
115,200	Yingli Green Energy Holding Co., Ltd. - ADR*	1,486,080
		20,646,825

	Wind: 33.9%
13,200	Acciona SA	1,434,449
1,370,000	China Longyuan Power Group Corp - H Shares*	1,472,408
4,860,000	China Suntien Green Energy Corp Ltd - H Shares*	1,568,236
195,900	EDP Renovaveis SA*	1,407,020
152,219	Gamesa Corp Tecnologica SA	1,581,902
221,100	Greentech Energy Systems*	727,026
1,733,500	Hansen Transmissions International NV*	1,334,831
327,500	Iberdrola Renovables SA	1,413,278
132,100	Nordex SE*	1,445,271
775,616	Theolia SA*	1,472,925
31,315	Vestas Wind Systems A/S*	1,358,261
		15,215,607

	Total Common Stocks
	(cost $50,189,392)	44,430,249

	Total Investments in Securities
	(cost $50,189,392) - 99.1%	44,430,249

	Other Assets less Liabilities - 0.9%	396,384

	Net Assets: 100%	$44,826,633

* Non-income producing security.
† Illiquid.  Illiquid securities represent 1.4% of net assets.
^ Fair value under direction of the Board of Trustees.  Fair valued securities represent 0.0% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2011 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	China: 35.7%
816,000	Angang Steel Co., Ltd. - H Shares	$1,120,373
279,000	China Shenhua Energy Co., Ltd. - H Shares	1,314,557
774,000	China Shipping Development Co., Ltd. - H Shares	869,669
1,209,900	db x-trackers - CSI300 INDEX ETF - 2D*	1,343,893
490,000	Dongfang Electric Corp. Ltd. - H Shares	1,663,035
1,174,636	Guangzhou Automobile Group Co., Ltd. - H Shares	1,427,041
168,300	JA Solar Holdings Co., Ltd. - ADR*	1,178,100
670,000	Jiangxi Copper Co., Ltd. - H Shares	2,235,185
1,490,000	PetroChina Co., Ltd. - H Shares	2,256,488
1,714,000	Shenzhen Expressway Co., Ltd. - H Shares	1,123,783
16,650	Sohu.com Inc.*	1,487,844
54,000	Trina Solar Ltd. - ADR*	1,626,480
396,000	Weichai Power Co., Ltd. - H Shares	2,405,461
498,000	Xinjiang Goldwind Science & Technology Co., Ltd.*	918,079
616,800	Yanzhou Coal Mining Co., Ltd. - H Shares	2,244,048
		23,214,036

	Hong Kong: 15.1%
618,000	Chen Hsong Holdings	344,810
1,671,000	China Liansu Group Holdings Ltd.*	1,437,156
110,500	China Mobile Ltd.	1,017,841
715,000	CNOOC Ltd.	1,801,621
129,266	HSBC Holdings PLC	1,358,543
286,000	Kingboard Chemical Holdings Ltd.	1,503,802
1,048,000	Kunlun Energy Co., Ltd.	1,670,646
1,099,000	Pacific Basin Shipping Ltd.	695,127
		9,829,546

	Indonesia: 6.3%
9,057,000	Borneo Lumbung Energi & Metal Tbk PT*	1,716,227
225,000	Indo Tambangraya Megah PT	1,193,799
2,111,000	International Nickel Indonesia Tbk PT	1,157,626
		4,067,652
	Malaysia: 2.4%
166,700	DiGi.Com Bhd	1,574,121

	Singapore: 4.4%
610,000	Indofood Agri Resources Ltd.*	1,079,175
901,000	Straits Asia Resources Ltd.	1,794,137
		2,873,312
	South Korea: 13.1%
11,255	Hyundai Mobis	3,360,238
3,055	POSCO	1,406,422
2,635	Samsung Electronics Co., Ltd.	2,238,771
8,000	Samsung Engineering Co., Ltd.	1,524,226
		8,529,657

	Taiwan: 14.8%
98,487	HTC Corp.	3,851,531
1,034,144	Lite-On Technology Corp.	1,273,052
407,000	Novatek Microelectronics Corp. Ltd.	1,198,585
2	Shin Zu Shing Co., Ltd.	5
830,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,992,689
822,257	Wistron Corp.	1,303,017
		9,618,879

	Thailand: 7.4%
234,500	Electricity Generating PCL/Foreign	738,506
814,000	Glow Energy PCL/Foreign	1,130,369
239,000	PTT Exploration & Production PCL/Foreign	1,438,188
130,700	PTT PCL/Foreign	1,529,767
		4,836,830

	Total Common Stocks
	(cost $44,123,671)	64,544,033

	Total Investments in Securities
	(cost $44,123,671) - 99.2%	64,544,033

	Other Assets less Liabilities - 0.8%	545,137

	Net Assets: 100%	$65,089,170

* Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at March 31, 2011 (Unaudited)

Shares	Common Stocks: 99.3%	Value

	Australia: 4.6%
66,456	Incitec Pivot Ltd.	$297,639

	China: 19.7%
107,801	Angang Steel Co., Ltd. - H Shares	148,011
90,000	China Shipping Development Co., Ltd. - H Shares	101,124
218,000	Industrial & Commercial Bank of China - H Shares	181,047
241,000	Pacific Textile Holdings Ltd.	139,422
265,000	People's Food Holdings Ltd.	169,238
1,560	PetroChina Co., Ltd. - ADR	237,510
80,000	Yanzhou Coal Mining Co., Ltd. - H Shares	291,057
		1,267,409

	Hong Kong: 15.7%
86,500	BOC Hong Kong Holdings Ltd.	281,900
25,000	CLP Holdings Ltd.	202,158
3,924	HSBC Holdings PLC - ADR	203,263
172,300	Pacific Basin Shipping Ltd.	108,981
19,000	VTech Holdings Ltd.	215,561
		1,011,863

	Indonesia: 4.9%
30,500	Indo Tambangraya Megah PT	161,826
179,500	Telekomunikasi Indonesia Tbk PT	151,516
		313,342

	Malaysia: 3.8%
25,600	DiGi.Com Bhd	241,737

	Singapore: 2.8%
12,000	United Overseas Bank Ltd.	178,977

	South Korea: 7.9%
3,620	KT&G Corp	188,433
490	POSCO	225,580
6,230	Woongjin Thinkbig Co., Ltd.	95,414
		509,427

	Taiwan: 23.8%
155,394	Compal Electronics, Inc.	154,303
73,400	Depo Auto Parts Ind Co., Ltd.	179,466
9,385	HTC Corp.	367,019
163,814	Lite-On Technology Corp.	201,658
47,000	Novatek Microelectronics Corp. Ltd.	138,412
21,000	St Shine Optical Co., Ltd.	258,514
95,000	Taiwan Semiconductor Manufacturing Co., Ltd.	228,079
		1,527,451

	Thailand: 16.1%
151,400	Delta Electronics Thai PCL/Foreign	133,905
80,200	Glow Energy PCL/Foreign	111,370
40,900	PTT Chemical PCL/Foreign	200,139
25,100	PTT PCL/Foreign	293,781
152,100	Thai Plastic & Chemical PCL/Foreign	143,325
760,600	Thai Tap Water Supply PCL/Foreign	149,630
		1,032,150

	Total Common Stocks
	(cost $5,171,665)	6,379,995

	Total Investments in Securities
	(cost $5,171,665) - 99.3%	6,379,995

	Other Assets less Liabilities - 0.7%	47,971

	Net Assets: 100%	$6,427,966

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2011 (Unaudited)

Shares	Common Stocks: 101.8%	Value

	Airlines: 2.4%
2,312,000	Cathay Pacific Airways Ltd.	$5,540,323

	Auto/Truck Parts & Equipment: 5.1%
1,980,600	Weichai Power Co., Ltd. - H Shares	12,030,951

	Auto-Cars/Light Trucks: 5.1%
3,878,000	Dongfeng Motor Group Co., Ltd. - H Shares	6,600,809
4,463,078	Guangzhou Automobile Group Co. Ltd. - H Shares	5,422,101
		12,022,910

	Building Products: 2.5%
6,705,000	China Liansu Group Holdings Ltd.*	5,766,685

	Cellular Telecommunications: 2.4%
601,000	China Mobile Ltd.	5,535,948

	Chemicals-Other: 2.6%
1,142,000	Kingboard Chemical Holdings Ltd.	6,004,692

	Coal: 6.4%
2,390,000	China Coal Energy Co. - H Shares	3,256,905
3,232,200	Yanzhou Coal Mining Co., Ltd. - H Shares	11,759,423
		15,016,328

	Commercial Banks: 13.6%
2,409,000	BOC Hong Kong Holdings Ltd.	7,850,840
7,358,670	China Construction Bank Corp. - H Shares	6,896,492
216,481	Dah Sing Financial Holdings Ltd.	1,335,864
597,891	HSBC Holdings PLC	6,283,638
8,569,330	Industrial & Commercial Bank of China - H Shares	7,116,734
190,400	Wing Hang Bank Ltd.	2,242,145
		31,725,713

	Computers: 1.9%
7,938,000	Lenovo Group Ltd.	4,520,809

	Distribution/Wholesale: 2.3%
2,867,000	Digital China Holdings Ltd.	5,403,349

	Energy-Alternate Sources: 9.9%
861,000	JA Solar Holdings Co. Ltd. - ADR*	6,027,000
513,800	Renesola Ltd. - ADR*	5,420,590
266,500	Trina Solar Ltd. - ADR*	8,026,980
1,955,000	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares*	3,604,104
		23,078,674

	Exchange Traded Funds (ETFs): 3.0%
6,381,600	db x-trackers - CSI300 INDEX ETF - 2D*	7,088,342

	Gas-Distribution: 2.4%
994,000	Beijing Enterprises Holdings Ltd.	5,673,757

	Internet Application Software: 2.8%
273,000	Tencent Holdings Ltd.	6,650,790

	Machinery-General Industries: 0.8%
3,510,000	Chen Hsong Holdings	1,958,386

	Metal-Copper: 3.4%
2,406,000	Jiangxi Copper Co., Ltd. - H Shares	8,026,650

	Oil - Integrated: 3.8%
5,866,000	PetroChina Co., Ltd. - H Shares	8,883,594

	Oil & Gas-Exploration & Production: 7.6%
3,913,000	CNOOC Ltd.	9,859,781
5,060,000	Kunlun Energy Co., Ltd.	8,066,285
		17,926,066

	Power Conversion / Supply Equipment: 3.2%
2,219,000	Dongfang Electric Corp., Ltd. - H Shares	7,531,172

	Public Thoroughfares: 1.4%
4,944,000	Shenzhen Expressway Co., Ltd. - H Shares	3,241,530

	Real Estate: 4.5%
12,153,000	Soho China Ltd.	10,421,031

	Real Estate Management/Service: 2.4%
7,255,000	Midland Holdings Ltd.	$5,642,793

	Retail-Apparel: 0.1%
698,000	Glorious Sun Enterprises Ltd.	279,073

	Steel-Producers: 1.6%
2,789,000	Angang Steel Co Ltd. - H Shares	3,829,315

	Telecommunication Equipment: 2.7%
561,000	VTech Holdings Ltd.	6,364,715

	Transportation - Marine: 3.1%
3,886,000	China Shipping Development Co., Ltd. - H Shares	4,366,320
4,294,000	Pacific Basin Shipping Ltd.	2,715,992
		7,082,312

	Web Portals/ISP: 4.9%
105,040	Netease.com - ADR*	5,200,530
70,500	Sohu.com Inc.*	6,299,880
		11,500,410

	Total Common Stocks
	(costs $151,351,238)	238,746,318

	Total Investments in Securities
	(costs $151,351,238) - 101.8%	238,746,318

	Liabilities in excess of Other Assets - (1.8%)	(4,209,525)

	Net Assets: 100%	$234,536,793

* Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at March 31, 2011 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	Energy - Alternate Source: 3.4%
491,600	JA Solar Holdings Co. Ltd. - ADR*	$3,441,200
116,300	Trina Solar Ltd. - ADR*	3,502,956
		6,944,156

	Machinery-General Industries: 0.1%
91,478	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	119,014

	Oil & Gas - Drilling: 6.3%
157,870	Patterson-UTI Energy, Inc.	4,639,799
14,930	Transocean Ltd.*	1,163,794
112,197	Unit Corp.*	6,950,604
		12,754,197

	Oil & Gas - Exploration & Production: 39.1%
1,288,900	Afren PLC*	3,368,227
52,609	Apache Corp.	6,887,570
173,118	Bill Barrett Corp.*	6,909,139
140,200	Canadian Natural Resources Ltd.	6,932,633
200,200	Chesapeake Energy Corp.	6,710,704
506,610	Coastal Energy Co.*	3,344,305
75,200	Devon Energy Corp.	6,901,104
368,450	Dragon Oil PLC*	3,534,604
92,400	Forest Oil Corp.*	3,495,492
106,700	Gazprom OAO - ADR	3,453,879
681,242	JKX Oil & Gas PLC	3,442,493
90,186	Newfield Exploration Co.*	6,855,038
274,021	Nexen, Inc.	6,831,447
70,335	Noble Energy Inc.	6,797,878
224,000	Pantheon Resources PLC*	86,691
554,900	SOCO International PLC*	3,409,373
157,390	WesternZagros Resources Ltd.*	89,288
		79,049,867

	Oil & Gas - Field Services: 6.1%
140,400	Halliburton Co.	6,997,536
275,780	Helix Energy Solutions Group, Inc.*	4,743,416
84,900	Kentz Corp Ltd.	574,072
		12,315,024

	Oil & Gas - Integrated: 40.9%
946,585	BP PLC	6,894,084
63,400	Chevron Corp.	6,811,062
85,128	ConocoPhillips	6,798,322
280,300	ENI SpA	6,884,157
81,643	Hess Corp.	6,956,800
129,600	Marathon Oil Corp.	6,908,976
152,633	OMV AG	6,898,141
4,422,000	PetroChina Co., Ltd. - H Shares	6,696,770
202,200	Repsol YPF SA	6,927,503
249,050	Statoil ASA	6,903,732
153,176	Suncor Energy, Inc.	6,869,616
113,100	Total SA	6,885,024
		82,434,187

	Oil Refining & Marketing: 3.3%
226,799	Valero Energy Corp.	6,763,146

	Total Common Stocks
	(cost $158,746,668)	200,379,591

	Total Investments in Securities
	(cost $158,746,668) - 99.2%	$200,379,591

	Other Assets less Liabilities - 0.8%	1,634,205

	Net Assets: 100%	$202,013,796

* Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2011 (Unaudited)

Shares	Common Stocks: 97.1%	Value

	Automobile Manufacturers: 3.2%
17,930	Honda Motor Co., Ltd. - ADR	$672,554
8,740	Toyota Motor Corp. - ADR	701,385
		1,373,939

	Cable/Satellite TV: 3.7%
63,820	Comcast Corp. - Class A	1,577,630

	Commercial Banks: 8.7%
31,830	Capital One Financial Corp.	1,653,887
137,850	Citigroup, Inc.*	609,297
32,354	State Street Corp.	1,453,989
		3,717,173

	Computer Aided Design: 3.4%
64,590	Parametric Technology Corp.*	1,452,629

	Computers: 6.9%
4,460	Apple, Inc.*	1,554,087
24,670	Research In Motion Ltd.*	1,395,582
		2,949,669

	Diversified Manufacturing Operations 4.0%
32,630	Danaher Corp.	1,693,497

	E-Commerce: 3.7%
50,490	eBay, Inc.*	1,567,210

	Electronics: 13.9%
76,000	Intel Corp.	1,533,680
19,870	L-3 Communications Holdings, Inc.	1,556,020
62,385	NVIDIA Corp.*	1,151,627
3,990	Samsung Electronics Co., Ltd. - GDR	1,700,139
		5,941,466

	Finance-Investment Bank/Broker: 3.7%
75,660	TD Ameritrade Holding Corp.	1,579,024

	Finance-Other Services: 3.8%
13,140	IntercontinentalExchange, Inc.*	1,623,316

	Internet Content-Information: 3.8%
188,230	Infospace, Inc.*	1,630,072

	Machinery: 4.2%
20,720	Roper Industries, Inc.	1,791,450

	Medical-Biomedical: 4.0%
40,230	Gilead Sciences, Inc.*	1,707,361

	Multi-line Insurance: 0.4%
4,083	American International Group, Inc.*	143,477

	Oil & Gas Producers: 3.4%
32,500	BP PLC - ADR	1,434,550

	Prepackaged Software: 7.7%
33,840	Check Point Software Technologies*	1,727,532
45,780	Oracle Corp.	1,527,679
		3,255,211

	Retail: 2.9%
43,520	Best Buy Co., Inc.	1,249,894

	Semiconductor: 7.0%
100,130	Applied Materials, Inc.	1,564,031
115,569	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,407,630
		2,971,661

	Telecommunications: 5.8%
36,987	CenturyLink, Inc.	1,685,247
27,045	Vodafone Group PLC - ADR	777,544
		2,462,791

	Wireless Equipment: 2.9%
145,862	Nokia OYJ - ADR	1,241,286

	Total Common Stocks
	(cost $48,286,484)	41,363,306

	Warrants: 0.0%
2,180	American International Group, Inc.*- warrant	24,263
	Total Warrants
	(cost $37,060)	24,263

	Total Investments in Securities
	(cost $48,323,544) - 97.1%	$41,387,569

	Other Assets less Liabilities - 2.9%	1,256,713

	Net Assets: 100%	$42,620,019

* Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2011

Note 1 – Organization
Guinness Atkinson Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”),  as a non-diversified, open-end management investment company.  Currently, the Trust offers six separate series:  Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Fund (the “Asia Pacific Dividend Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy  Fund”), and Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), all of which  (each a “Fund” and collectively, the “Funds”) are covered by this report.  The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, and the Alternative Energy Fund and the Asia Pacific Dividend Fund began operations on March 31, 2006.

The Alternative Energy Fund and Asia Focus Fund’s investment objective is long-term capital appreciation.  The Asia Pacific Dividend Fund’s investment objective is to provide investors with dividend income and long-term capital growth.  The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.  The Global Energy Fund and Global Innovators Fund’s investment objective is long-term capital appreciation.

Note 2 – Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading.  Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ investment advisor in accordance with procedures established by the Board of Trustees.  In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of the security used to calculate its net asset value may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  Short-term investments are stated at cost, combined with accrued interest, which approximates market value.  Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period.

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2011

B.	Security Transactions. Security transactions are accounted for on the trade date.

C.
Concentration of Risk.  The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors.  The Asia Focus Fund invests substantially all of its assets in the Asian continent.  The Asia Pacific Dividend Fund invests primarily in dividend-producing equity securities of Asia Pacific companies.  The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Funds’ investments.  The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

Note 3 – Federal Income Tax Information
At March 31, 2011, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Fund	China & Hong Kong Fund	Global Energy Fund	Global Innovators Fund

Cost of investments	$50,189,392	$44,123,671	$5,171,665	$151,351,238	$158,746,668	$48,323,544
Gross unrealized appreciation	6,443,596	21,821,763	1,528,690	94,963,684	42,762,492	2,947,017
Gross unrealized depreciation	(12,202,739)	(1,401,401)	(320,360)	(7,568,604)	(1,129,569)	(9,882,992)
Net unrealized appreciation (depreciation) on investments	(5,759,143)	20,420,362	1,208,330	87,395,080	41,632,923	(6,935,975)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2011

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2011, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3		Total
Investments, at value
Common Stocks
Energy	$13,923,440	$-	$-		$13,923,440
Industrial	19,621,250	-	-		19,621,250
Technology	5,836,207	-	-	(a)	5,836,207
Utilities	5,049,352	-	-		5,049,352
Total Investments, at value	$44,430,249	$-	$-	(a)	$44,430,249
Other Financial Instruments*	$-	$-	$-		$-
Total Assets	$44,430,249	$-	$-	(a)	$44,430,249

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Alternative Energy Fund	Investments, at value		Other Financial Instruments*
Balance as of 12/31/2010	$-	(a)	$-
Realized gain (loss)	-		-
Change in unrealized appreciation (depreciation)	-		-
Net purchases (sales)	-		-
Transfers in and/or out of Level 3	-		-
Balance as of 03/31/11	$-	(a)	$-

(a)	Applied Intellectual Capital Ltd. fair valued at zero.

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2011

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$64,544,033	$-	$-	$64,544,033
Total Investments, at value	64,544,033	-	-	64,544,033
Other Financial Instruments*	-	-	-	-
Total Assets	$64,544,033	$-	$-	$64,544,033

Asia Pacific Dividend Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$6,379,995	$-	$-	$6,379,995
Total Investments, at value	6,379,995	-	-	6,379,995
Other Financial Instruments*	-	-	-	-
Total Assets	$6,379,995	$-	$-	$6,379,995

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$238,746,318	$-	$-	$238,746,318
Total Investments, at value	238,746,318	-	-	238,746,318
Other Financial Instruments*	-	-	-	-
Total Assets	$238,746,318	$-	$-	$238,746,318

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$200,379,591	$-	$-	$200,379,591
Total Investments, at value	200,379,591	-	-	200,379,591
Other Financial Instruments*	-	-	-	-
Total Assets	$200,379,591	$-	$-	$200,379,591

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$41,363,306	$-	$-	$41,363,306
Warrants	24,263	-	-	24,263
Total Investments, at value	41,387,569	-	-	41,387,569
Other Financial Instruments*	-	-	-	-
Total Assets	$41,387,569	$-	$-	$41,387,569

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2011

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps contracts.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

1All common stocks held in the Fund are Level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.  In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to a significant change in the value of U.S.-traded securities, as measured by the S&P 500 Index.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President
Date:	5/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	5/27/11

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/27/11